Loans (Details 7) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Residential real estate, excluding PCI [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	$ 5,591		$ 4,557
Without an allowance	796		787
Total impaired loans	6,387		5,344
Allowance for loan losses related to impaired loans	815		811
Unpaid principal balance of impaired loans	8,461		7,195
Impaired loans on nonaccrual status	1,381		1,267
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	5,811	3,616
Interest income on impaired loans	67	49
Interest income on impaired loans on a cash basis	6	5
Home Equity - Senior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	217		211
Without an allowance	17		15
Total impaired loans	234		226
Allowance for loan losses related to impaired loans	72		77
Unpaid principal balance of impaired loans	281		265
Impaired loans on nonaccrual status	38		38
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	231	165
Interest income on impaired loans	3	2
Interest income on impaired loans on a cash basis	0	0
Home Equity - Junior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	380		258
Without an allowance	29		25
Total impaired loans	409		283
Allowance for loan losses related to impaired loans	114		82
Unpaid principal balance of impaired loans	551		402
Impaired loans on nonaccrual status	178		63
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	353	269
Interest income on impaired loans	4	3
Interest income on impaired loans on a cash basis	0	0
Prime Mortgages, including option ARMs [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	2,421		1,525
Without an allowance	569		559
Total impaired loans	2,990		2,084
Allowance for loan losses related to impaired loans	92		97
Unpaid principal balance of impaired loans	3,757		2,751
Impaired loans on nonaccrual status	570		534
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	2,477	976
Interest income on impaired loans	26	17
Interest income on impaired loans on a cash basis	3	1
Subprime Mortgage [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	2,573		2,563
Without an allowance	181		188
Total impaired loans	2,754		2,751
Allowance for loan losses related to impaired loans	537		555
Unpaid principal balance of impaired loans	3,872		3,777
Impaired loans on nonaccrual status	595		632
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	2,750	2,206
Interest income on impaired loans	34	27
Interest income on impaired loans on a cash basis	$ 3	$ 4